Financial Instruments - Financial Instruments Measured and Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Financial instruments measured at fair value
Deferred finance costs, net	$ 25,100	$ 33,500
Fair Value
Financial instruments measured at fair value
Long-term debt, including current portion	1,368,100	1,423,812
Non-recurring basis | Level II
Financial instruments measured at fair value
Long-term debt, including current portion	1,368,100	1,423,812
Non-recurring basis | Fair Value
Financial instruments measured at fair value
Long-term debt, including current portion	1,368,100	1,423,812
Notes | ZIM | Fair Value
Financial instruments measured at fair value
Notes	43,559	20,078
Notes | ZIM | Recurring basis | Fair Value
Financial instruments measured at fair value
Notes	43,559	20,078
Notes | ZIM | Recurring basis | Fair Value | Level II
Financial instruments measured at fair value
Notes	43,559	20,078
Notes | HMM | Fair Value
Financial instruments measured at fair value
Notes	19,328	11,377
Notes | HMM | Recurring basis | Fair Value
Financial instruments measured at fair value
Notes	19,328	11,377
Notes | HMM | Recurring basis | Fair Value | Level II
Financial instruments measured at fair value
Notes	$ 19,328	$ 11,377